Provisions - Summary Of Changes In Provisions On Unused Loan Commitments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	₩ 611,428
Changes in provisions for credit commitment [Abstract]
Ending balance	790,733	₩ 611,428
Provisions for unused loan commitments
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	137,562	135,335	₩ 106,033
Changes in provisions for credit commitment [Abstract]
Transfer to 12-month expected credit loss	0	0	0
Transfer to expected credit loss for the entire period	0	0	0
Transfer to credit-impaired financial assets	0	0	0
Net provision (reversal) of unused amount	(3,456)	890	29,283
Changes due to business combinations	2,975
Others	0	1,337	19
Ending balance	137,081	137,562	135,335
Provisions for unused loan commitments | Stage 1
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	108,218	108,775	67,640
Changes in provisions for credit commitment [Abstract]
Transfer to 12-month expected credit loss	9,547	9,966	19,492
Transfer to expected credit loss for the entire period	(3,171)	(3,485)	(3,631)
Transfer to credit-impaired financial assets	(1,477)	(277)	(183)
Net provision (reversal) of unused amount	(4,363)	(7,731)	25,438
Changes due to business combinations	2,961
Others	(216)	970	19
Ending balance	111,499	108,218	108,775
Provisions for unused loan commitments | Stage 2
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	24,896	26,328	38,188
Changes in provisions for credit commitment [Abstract]
Transfer to 12-month expected credit loss	(9,514)	(9,945)	(19,458)
Transfer to expected credit loss for the entire period	3,179	3,491	3,670
Transfer to credit-impaired financial assets	(523)	(321)	(263)
Net provision (reversal) of unused amount	3,608	5,209	4,191
Changes due to business combinations	0
Others	1	134	0
Ending balance	21,647	24,896	26,328
Provisions for unused loan commitments | Stage 3
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	4,448	232	205
Changes in provisions for credit commitment [Abstract]
Transfer to 12-month expected credit loss	(33)	(21)	(34)
Transfer to expected credit loss for the entire period	(8)	(6)	(39)
Transfer to credit-impaired financial assets	2,000	598	446
Net provision (reversal) of unused amount	(2,701)	3,412	(346)
Changes due to business combinations	14
Others	215	233	0
Ending balance	₩ 3,935	₩ 4,448	₩ 232